Notes Payable - Schedule of Notes Payable (Details) (Parenthetical) - Unsecured Promissory Note [Member] - CSW Ventures, LP [Member] - USD ($)	Dec. 26, 2018	Nov. 26, 2018
Proceeds from notes payable	$ 100,000	$ 100,000
Debt interest rate	6.00%	6.00%